Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Asset ManagerSM Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Prospectus
April 30, 2008

On October 6, 2008, the Board of Trustees of Fidelity Variable Insurance Products Money Market Portfolio (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund´s participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces similar information found under the "Fee Table" heading in the "Fund Summary" section on page 9.

Initial Class

Effective Date

VIP Asset Manager	0.80%	2/1/05
VIP Asset Manager: Growth	0.85%	2/1/05
VIP Investment Grade Bond	0.45%	4/1/08
VIP Money Market	0.40%	2/1/05
VIP Strategic Income	0.75%	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 19.

Derek Young is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio which he has managed since April 2007. Mr. Young is co-manager of VIP Strategic Income which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

VINC-08-03 October 15, 2008 1.868337.102

Supplement to the
Fidelity® Variable Insurance Products
Asset ManagerSM Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Investor Class
April 30, 2008
Prospectus

On October 6, 2008, the Board of Trustees of Variable Insurance Products Money Market Portfolio (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund´s participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 19.

Derek Young is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, and co-manager of VIP Strategic Income Portfolio, which he has managed since April 2007, April 2007, and July 2005, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

VINV-08-02 October 15, 2008 1.870923.101

Supplement to the
Fidelity® Variable Insurance Products
Money Market Portfolio
Investor Class
April 30, 2008
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity Variable Insurance Products Money Market Portfolio (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

VMMKT-08-03 October 15, 2008 1.836599.105

Supplement to the
Fidelity® Variable Insurance Products
Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2008
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity Variable Insurance Products Money Market Portfolio (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

VMM-08-02 October 15, 2008 1.798004.107